SCHEDULE OF PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Prepaid Expenses And Other Receivables
Other receivables	$ 4,500	$ 4,500
Related Party receivable	144,320
VAT receivable	21,847	12,482
Prepayments	205,082	225,360
Prepaid expenses and other receivables	$ 375,749	$ 242,342